Equity (Details 11) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Noncontrolling Interests [Abstract]
Comprehensive income, attributable to non-controlling interests	$ 7,951	$ 9,573	$ 1,956
Profit (loss)	90,545	75,687	120,815
Capital contributions	6,683	951	3,657
Non- controlling interests
Disclosure Of Noncontrolling Interests [Abstract]
Profit (loss)	4,894	3,812	2,415
VBI Non-Controlling Interest
Disclosure Of Noncontrolling Interests [Abstract]
Comprehensive income, attributable to non-controlling interests	0	0	(37,564)	$ (39,330)
Comprehensive income recognized in business combination		0	0
Profit (loss)	0	1,842	2,128
Dividends declared	0	(6,227)	(3,663)
Capital contributions	0	2,204	4,743
Gross Obligation Under Put Option, Non-Controlling Interest		0
Derecognition of non-controlling interest		36,233
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax	0	3,512	(1,442)
PAM Non-Controlling Interest
Disclosure Of Noncontrolling Interests [Abstract]
Comprehensive income, attributable to non-controlling interests	19,937	17,076	16,417	0
Comprehensive income recognized in business combination		0	15,147
Profit (loss)	2,111	733	287
Dividends declared	(2,819)	(517)	0
Capital contributions	0	0	0
Gross Obligation Under Put Option, Non-Controlling Interest		0
Derecognition of non-controlling interest		0
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax	3,569	443	983
Tria
Disclosure Of Noncontrolling Interests [Abstract]
Comprehensive income, attributable to non-controlling interests	(1,092)	(7,523)	0	0
Comprehensive income recognized in business combination		6,604	0
Profit (loss)	6,673	3,547	0
Dividends declared	0	0	0
Capital contributions	4,409	0	0
Gross Obligation Under Put Option, Non-Controlling Interest		(17,117)
Derecognition of non-controlling interest		0
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax	(588)	1,808	0
Tria | Non- controlling interests
Disclosure Of Noncontrolling Interests [Abstract]
Profit (loss)	2,610	1,182
Other (a) [Member]
Disclosure Of Noncontrolling Interests [Abstract]
Comprehensive income, attributable to non-controlling interests	2,824	301	0	0
Comprehensive income recognized in business combination		0	0
Profit (loss)	173	55	0
Dividends declared	0	0	0
Capital contributions	2,274	248	0
Gross Obligation Under Put Option, Non-Controlling Interest		0
Derecognition of non-controlling interest		0
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax	76	(2)	0
Total [Member]
Disclosure Of Noncontrolling Interests [Abstract]
Comprehensive income, attributable to non-controlling interests	21,669	9,854	(21,147)	$ (39,330)
Comprehensive income recognized in business combination		6,604	15,147
Profit (loss)	4,894	3,812	2,415
Dividends declared	(2,819)	(6,744)	(3,663)
Capital contributions	6,683	2,452	4,743
Gross Obligation Under Put Option, Non-Controlling Interest		(17,117)
Derecognition of non-controlling interest		36,233
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax	$ 3,057	$ 5,761	$ (459)